Lease	12 Months Ended
Dec. 31, 2020
Lease
Lease

15. Lease

The Group has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, retail and service locations, equipment and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of December 31,
	2019	2020
Operating leases:
Right-of-use assets - operating lease	1,997,672	1,350,294

Current portion of operating lease liabilities	608,747	547,142
Non-current operating lease liabilities	1,598,372	1,015,261
Total operating lease liabilities	2,207,119	1,562,403

Finance leases:
Right-of-use assets - finance lease	155,051	95,887

Current portion of finance lease liabilities	40,334	33,237
Non-current finance lease liabilities	88,790	55,107
Total finance lease liabilities	129,124	88,344

The components of lease expenses were as follows:

	Year Ended	Year Ended
	December 31,	December 31,
Lease cost:	2019	2020
Amortization of right-of-use assets	522,035	499,225
Interest of operating lease liabilities	137,459	96,430
Expenses for short-term leases within 12 months and other non-lease component	155,613	81,022
Total lease cost	815,107	676,677

Other information related to leases where the Group is the lessee is as follows:

	As of December 31,		As of December 31,
	2019		2020
Weighted-average remaining lease term:
Operating leases	4.7	years	3.8	years
Finance leases	3.9	years	3.1	years

Weighted-average discount rate:
Operating leases	5.83%		5.82%
Finance leases	5.77%		5.70%

Supplemental cash flow information related to leases where we are the lessee is as follows (in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2020
Operating cash outflows from operating leases	482,782	544,896
Operating cash outflows from finance leases (interest payments)	5,969	5,729
Financing cash outflows from finance leases	43,916	42,529
Right-of-use assets obtained in exchange for lease liabilities	777,169	279,274

As of December 31, 2020, the maturities of our operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	As of December 31,
	2020
	Operating	Finance
	Leases	Leases
2021	609,011	36,494
2022	421,579	29,561
2023	287,087	22,515
2024	146,459	7,996
2025	84,925	36
Thereafter	175,950	—
Total minimum lease payments	1,725,011	96,602
Less: Interest	(162,608)	(8,258)
Present value of lease obligations	1,562,403	88,344
Less: Current portion	(547,142)	(33,237)
Long-term portion of lease obligations	1,015,261	55,107

As of December 31, 2019 and 2020, the Group had future minimum lease payments for non-cancelable short-term operating leases of RMB33,580 and RMB55,977, respectively.

For the year ended December 31, 2018, the Company recognized lease expense of RMB490,936 under ASC 840.